UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Benchmark Plus Management, LLC
Address: 820 A Street, Suite 700

         Tacoma, WA  98402

13F File Number:  28-12504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert S. Ferguson
Title:     Principal
Phone:     253-573-0657

Signature, Place, and Date of Signing:

     Robert S. Ferguson     Tacoma, WA     November 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $29,104 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAMPUS CMNTYS INC     COM              024835100      596    22200 SH       Sole                    22200        0        0
BARRY R G CORP OHIO            COM              068798107      657    84550 SH       Sole                    84550        0        0
BIOCLINICA INC                 COM              09071B100      804   196149 SH       Sole                   196149        0        0
BLACKROCK MUNIYIELD PA INSD    COM              09255G107      144    10478 SH       Sole                    10478        0        0
COUSINS PPTYS INC              COM              222795106      127    15400 SH       Sole                    15400        0        0
DATA I O CORP                  COM              237690102      972   253823 SH       Sole                   253823        0        0
DIGITAL RLTY TR INC            COM              253868103      485    10600 SH       Sole                    10600        0        0
DWS GLOBAL COMMODITIES STK F   COM              23338Y100     4400   559040 SH       Sole                   559040        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      757    17700 SH       Sole                    17700        0        0
HALLMARK FINL SVCS INC EC      COM NEW          40624Q203     1779   221051 SH       Sole                   221051        0        0
IMAGE SENSING SYS INC          COM              45244C104      606    46810 SH       Sole                    46810        0        0
INSURED MUN INCOME FD          COM              45809F104     2154   152313 SH       Sole                   152313        0        0
INVESTMENT GRADE MUN INCOME    COM              461368102     1166    81316 SH       Sole                    81316        0        0
KSW INC                        COM              48268R106      756   196325 SH       Sole                   196325        0        0
MBIA CAP CLAYMORE MNG DUR IN   COM              55266X100     3970   300769 SH       Sole                   300769        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     1306   599146 SH       Sole                   599146        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104      462    14900 SH       Sole                    14900        0        0
NEUBERGER BERMAN CA INT MUN    COM              64123C101      968    69841 SH       Sole                    69841        0        0
NEUBERGER BERMAN DIV ADVANT    COM              64127J102     1037   106955 SH       Sole                   106955        0        0
NUVEEN FLA QUALITY INCOME MU   COM              670978105     1867   140457 SH       Sole                   140457        0        0
NUVEEN INS FL TX FR ADV MUN    COM              670655109      168    12770 SH       Sole                    12770        0        0
NUVEEN INSD FLA PREM INCOME    COM              67101V108      615    45137 SH       Sole                    45137        0        0
NUVEEN MICH PREM INCOME MUN    COM              67101Q109      472    37496 SH       Sole                    37496        0        0
NUVEEN PA PREM INCOME MUN FD   COM              67061F101      429    34090 SH       Sole                    34090        0        0
ORBIT INTL CORP                COM NEW          685559304      575   169512 SH       Sole                   169512        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101      124    17500 SH       Sole                    17500        0        0
WESTERN ASST MNG MUN FD INC    COM              95766M105      975    71866 SH       Sole                    71866        0        0
WILLIAMS CTLS INC              COM NEW          969465608      733    81597 SH       Sole                    81597        0        0